SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended			2 Months Ended		1 Months Ended	2 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended									1 Months Ended		1 Months Ended
	Feb. 28, 2013	Nov. 30, 2013 Private Placement [Member] Subsequent Event [Member]	Oct. 31, 2013 Private Placement [Member] Subsequent Event [Member]	Nov. 30, 2013 Private Placement [Member] Subsequent Event [Member]	Feb. 22, 2013 Tca Global Credit Master Fund Lp [Member]	Oct. 31, 2013 Tca Global Credit Master Fund Lp [Member] Subsequent Event [Member]	Nov. 30, 2013 Tca Global Credit Master Fund Lp [Member] Subsequent Event [Member]	Jan. 31, 2013 Common Stock [Member]	Jan. 31, 2013 Two Employees [Member]	Apr. 30, 2013 Employee [Member]	Dec. 31, 2012 Employee [Member]	Jan. 31, 2013 Three Employees [Member]	Jan. 31, 2012 Three Employees [Member]	Feb. 28, 2013 Director [Member]	Jan. 31, 2013 Director [Member]	Feb. 29, 2012 Director [Member]	Aug. 31, 2013 Common Class A [Member]	Jan. 31, 2013 Common Class A [Member]	Oct. 31, 2013 Common Class A [Member] Subsequent Event [Member]	Oct. 04, 2013 Common Class A [Member] Subsequent Event [Member]	Oct. 31, 2013 Common Class A [Member] Employee [Member] Subsequent Event [Member]	Oct. 04, 2013 Common Class B [Member] Subsequent Event [Member]	Oct. 31, 2013 Series 1 Preferred Stock [Member] Subsequent Event [Member]	Feb. 28, 2013 Revolving Credit Facility [Member]	Feb. 22, 2013 Revolving Credit Facility [Member]	Feb. 22, 2013 Revolving Credit Facility [Member] Common Class A [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 5,000,000																				$ 5,000,000
Issued to placement agent as payment for fees and expenses, value			106,030
Line of Credit Facility, Current Borrowing Capacity																									300,000
Line of Credit Facility, Amount Outstanding																									300,000
Line of Credit Facility, Interest Rate During Period																								18.00%
Line of Credit Facility, Revolving Credit Conversion to Term Loan, Description																								Lender may convert all or any portion of the outstanding principal, accrued and unpaid interest, and any other sums due and payable under the Revolving Note into shares of our Class A common stock at a conversion price equal to 85% of the lowest daily volume weighted average price of our common stock during the five (5) trading days immediately prior to such applicable conversion date, in each case subject to Lender not being able to beneficially own more than 4.99% of our outstanding common stock upon any conversion.
Asset Monitoring Fees																									1,500
Commitment Fee On Revolving Loan Commitment, Percentage																									4.00%
Commitment Fee On Increased Revolving Loan Commitment, Percentage																									2.00%
Due Diligence and Document Review Fees																								22,500
Line Of Credit Facility, Fees Paid																								57,140
Line Of Credit Facility, Net Proceeds																								242,850
Line Of Credit Facility, Fees Payable																									100,000
Line Of Credit Facility, Fees Payable In Shares																										99,010
Line Of Credit Facility, Facility Fee Shares Description																								In the event that Facility Fee Shares are sold for less than $100,000, we have to pay Lender the balance of $100,000 less the amount of proceeds from the sale, or alternatively issue additional shares in an amount as to reach the $100,000 aggregate.
Stock Issued During Period, Shares, Issued for Services								5,000										5,000	150,000				35,000
Stock Issued During Period Upon Vesting Of Common Stock Awards	51,665
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year	1 year	3 years	3 years	3 years	1 year			2 years 9 months				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									50,000	25,000	205,000	106,500	106,500	12,000		15,000					107,000
Exercise Price Of Options												$ 1.00		$ 1.00	$ 1.00
Repayments of Lines of Credit						550,000	531,000
Shares redeemed, shares						174,010
Stock redeemed, value						175,000
Weighted-average exercise price per share, granted													$ 1.00			$ 0.8111					$ 1.00
Number of shares of our Class B common stock converted into shares of Class A common stock																						9,000,000
Purchase price, per unit			0.50
Number of new Class A common stock shares from converted Class B common stock shares																				9,000,000
Securities sold to accredited investors in a private placement, units		650,000	4,587,940
Proceeds from issuance of private placement		325,000	2,293,970	2,440,000
Description of units			Description of units
Issued to placement agent as payment for fees and expenses, units			212,206
Fees paid to placement agents and selling agent, including commissions and a non-accountable expense allowance			$ 181,976
Warrants issued to pay placement agents and selling agent			480,000
Private Placement Warrant Exercise Price			$ 1.00